Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of loss per share

	12/31/2025	12/31/2024
Net loss for the year	(50,185)	(51,396)
Weighted average number of common shares	111,313,183	110,751,538
Basic and diluted net loss per common shares	(0.45)	(0.46)